Eaton Vance

Stock NextShares

March 31, 2019 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2019, the value of the Fund’s investment in the Portfolio was $6,149,224 and the Fund owned 1.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.3%
CAE, Inc.	285,500	$6,325,929
Hexcel Corp.	107,600	7,441,616

		$13,767,545

Banks — 5.5%
Bank of America Corp.	556,940	$15,365,975
JPMorgan Chase & Co.	109,220	11,056,341
PNC Financial Services Group, Inc. (The)	52,940	6,493,620

		$32,915,936

Beverages — 2.1%
PepsiCo, Inc.	103,700	$12,708,435

		$12,708,435

Biotechnology — 2.1%
Exact Sciences Corp.(1)	43,300	$3,750,646
Gilead Sciences, Inc.	72,933	4,741,374
Vertex Pharmaceuticals, Inc.(1)	23,052	4,240,416

		$12,732,436

Capital Markets — 1.4%
S&P Global, Inc.	40,100	$8,443,055

		$8,443,055

Chemicals — 0.9%
DowDuPont, Inc.	96,420	$5,140,150

		$5,140,150

Commercial Services & Supplies — 2.5%
Waste Connections, Inc.	67,500	$5,979,825
Waste Management, Inc.	85,082	8,840,871

		$14,820,696

Consumer Finance — 1.8%
American Express Co.	100,560	$10,991,208

		$10,991,208

Containers & Packaging — 1.8%
Ball Corp.	120,718	$6,984,743
Packaging Corp. of America	38,697	3,845,708

		$10,830,451

Diversified Consumer Services — 1.4%
Grand Canyon Education, Inc.(1)	76,140	$8,718,791

		$8,718,791

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	267,863	$15,838,739

		$15,838,739

Security	Shares	Value
Electric Utilities — 1.4%
NextEra Energy, Inc.	44,696	$8,640,631

		$8,640,631

Electrical Equipment — 2.6%
AMETEK, Inc.	133,500	$11,076,495
Emerson Electric Co.	69,000	4,724,430

		$15,800,925

Entertainment — 1.2%
Walt Disney Co. (The)	62,829	$6,975,904

		$6,975,904

Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	57,400	$11,311,244
AvalonBay Communities, Inc.	35,080	7,041,608

		$18,352,852

Food & Staples Retailing — 1.4%
Performance Food Group Co.(1)	209,298	$8,296,573

		$8,296,573

Food Products — 1.8%
Mondelez International, Inc., Class A	210,820	$10,524,134

		$10,524,134

Health Care Equipment & Supplies — 3.5%
Boston Scientific Corp.(1)	179,220	$6,878,464
Danaher Corp.	107,666	14,214,065

		$21,092,529

Health Care Providers & Services — 1.8%
Anthem, Inc.	38,060	$10,922,459

		$10,922,459

Household Products — 2.2%
Procter & Gamble Co. (The)	129,800	$13,505,690

		$13,505,690

Insurance — 3.0%
American International Group, Inc.	136,240	$5,866,494
First American Financial Corp.	100,872	5,194,908
Progressive Corp. (The)	95,000	6,848,550

		$17,909,952

Interactive Media & Services — 6.4%
Alphabet, Inc., Class C(1)	18,929	$22,209,585
Cargurus, Inc.(1)	60,300	2,415,618
Facebook, Inc., Class A(1)	82,252	13,710,586

		$38,335,789

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	10,222	$18,202,826

		$18,202,826

IT Services — 6.6%
Amdocs, Ltd.	105,642	$5,716,289
Fiserv, Inc.(1)	125,800	11,105,624
GoDaddy, Inc., Class A(1)	63,339	4,762,459
Visa, Inc., Class A	114,000	17,805,660

		$39,390,032

Security	Shares	Value
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	38,100	$10,428,732

		$10,428,732

Machinery — 2.1%
Gardner Denver Holdings, Inc.(1)	258,220	$7,181,098
Parker-Hannifin Corp.	32,820	5,632,569

		$12,813,667

Multi-Utilities — 1.9%
CMS Energy Corp.	110,400	$6,131,616
Sempra Energy	43,742	5,505,368

		$11,636,984

Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	105,986	$7,073,506
Exxon Mobil Corp.	163,144	13,182,035
Phillips 66	62,025	5,902,919
Pioneer Natural Resources Co.	45,000	6,852,600

		$33,011,060

Pharmaceuticals — 4.8%
GlaxoSmithKline PLC ADR	151,300	$6,322,827
Jazz Pharmaceuticals PLC(1)	54,273	7,758,325
Johnson & Johnson	17,304	2,418,926
Merck & Co., Inc.	150,100	12,483,817

		$28,983,895

Semiconductors & Semiconductor Equipment — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,723	$5,477,294
Texas Instruments, Inc.	85,079	9,024,330

		$14,501,624

Software — 8.5%
Adobe, Inc.(1)	29,278	$7,802,294
Intuit, Inc.	26,336	6,884,494
Microsoft Corp.	229,820	27,104,971
salesforce.com, Inc.(1)	58,000	9,185,460

		$50,977,219

Specialty Retail — 4.2%
Home Depot, Inc. (The)	63,388	$12,163,523
Lowe’s Cos., Inc.	49,100	5,374,977
TJX Cos., Inc. (The)	144,240	7,675,011

		$25,213,511

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	113,297	$21,520,765

		$21,520,765

Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc.	246,360	$8,861,569

		$8,861,569

Thrifts & Mortgage Finance — 1.0%
MGIC Investment Corp.(1)	478,640	$6,313,262

		$6,313,262

Total Common Stocks (identified cost $484,642,219)		$599,120,026

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	1,460,028	$1,460,028

Total Short-Term Investments (identified cost $1,460,028)		$1,460,028

Total Investments — 99.9% (identified cost $486,102,247)		$600,580,054

Other Assets, Less Liabilities — 0.1%		$739,817

Net Assets — 100.0%		$601,319,871

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $9,726.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$599,120,026	*	$—	$—	$599,120,026
Short-Term Investments	—		1,460,028	—	1,460,028
Total Investments	$599,120,026		$1,460,028	$—	$600,580,054

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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